GOODWILL (Tables)	12 Months Ended
Feb. 28, 2021
GOODWILL
Schedule of changes in the carrying amount of goodwill

	As of	As of
	February 29,	February 28,
	2020	2021

Beginning balance	$415,752	$409,435
Addition (Note 3)	3,999	169,893
Accumulated impairment loss	(30,522)	(137,921)
Disposal and write-off	—	(2,652)
Exchange difference	(10,316)	15,658

Goodwill, net	$378,913	$454,413